WARRANTS	12 Months Ended
Dec. 31, 2011
WARRANTS
16.	WARRANTS

Pursuant to the terms of the Series B preferred share agreement dated December 13, 2004, the Company granted warrants to one of its Series B preferred shareholders, Tiger Global Private Investment Partners II, L.P. and Tiger Global II, L.P. (collectively, "Tiger Global"), to purchase up to 1,768,300 ordinary shares. These warrants had an exercise price of US$1.48 per share and were exercisable at any time prior to December 13, 2009. The fair value and the booked value of the warrants were approximately RMB4,719 (US$570) and RMB4,487 (US$542) at the grant date, respectively.

In November 2008, the Company entered into a share repurchase agreement with Tiger Global. The share repurchase agreement stipulated that 1,768,300 warrants held by Tiger Global, which represented the right to purchase an aggregate of 1,768,300 ordinary shares, were cancelled. The Company recorded the first batch of cancelled warrants in November 2008, representing 321,109 underlying ordinary shares, and RMB815 was reclassified to additional paid-in capital account. The Company recorded the second batch of cancelled warrants in January 2009, representing an additional 1,447,191 underlying ordinary shares, and RMB3,672 was reclassified to additional paid-in capital account.

Pursuant to the terms of the Series C preferred share agreement dated July 14, 2005, the Company granted warrants to Series C preferred shareholders to purchase up to 608,108 ordinary shares. The warrants had an exercise price of US$1.85 per share and were exercisable commencing on July 14, 2005 and ending on August 12, 2010. The fair value and the booked value of the warrants were approximately RMB2,459 (US$305) and RMB2,353 (US$292), respectively, at the grant date.

Up to the end of 2009, 121,622 warrants were exercised at US$1.85 to purchase the same number of ordinary shares. The remaining unexercised 486,486 warrants lapsed in August, 2010 with the amount of RMB1,883, which was reclassified to additional paid-in capital account. As of December 31, 2010 and 2011, no warrants were outstanding.